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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6023

                          MANAGED MUNICPAL FUND, INC.

                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                          R. Alan Medaugh, President
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                      Date of fiscal year end: October 31

         Date of reporting period: November 1, 2006 - January 31, 2007

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Item 1. Schedule of Investments.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                            JANUARY 31, 2007

                                                        RATING /1/
                                      INTEREST MATURITY (MOODY'S/
SECURITY                                RATE     DATE     S&P)     PAR VALUE  MARKET VALUE
--------                              -------- -------- ---------  ---------- ------------
MUNICIPAL BONDS - 97.32%
GENERAL OBLIGATIONS - 67.04%
Alexandria, VA, Capital
  Improvement                          4.250%  6/15/21   Aaa/AAA   $3,300,000 $ 3,323,760
Arlington County, VA, State
  Aid Withholding                      4.500%  1/15/28   Aaa/AAA    4,500,000   4,533,840
Arlington County, VA, State
  Aid Withholding                      5.000%  10/1/14   Aaa/AAA    1,080,000   1,112,065
Cary, NC                               5.000%   3/1/18   Aaa/AAA    2,000,000   2,118,360
Chesterfield County, VA,
  State Aid Withholding                5.000%  1/15/20    Aaa/NR    1,000,000   1,040,130
Dallas, TX                             4.000%  2/15/16   Aa1/AA+    2,450,000   2,452,523
Dallas, TX                             4.500%  2/15/23   Aa1/AA+    3,500,000   3,522,680
Delaware State, Series A               4.200%   1/1/20   Aaa/AAA    1,675,000   1,682,270
Du Page County, IL, Jail
  Project                              5.600%   1/1/21   Aaa/AAA    1,600,000   1,798,704
Florida State, Board of
  Education, Public
  Education, Series I                  4.125%   6/1/21   Aa1/AAA    3,000,000   2,958,330
Georgia State, Series G                4.125%  10/1/23   Aaa/AAA    2,000,000   1,959,720
Henrico County, VA, Public
  Improvement                          4.250%  7/15/24   Aaa/AAA    2,830,000   2,817,859
Maryland State, Capital
  Improvement, Series A                4.000%  2/15/20   Aaa/AAA    4,000,000   3,961,840
Mecklenburg County, NC,
  Public Improvement, Series A         4.000%   2/1/20   Aaa/AAA    3,000,000   2,968,500
Mecklenburg County, NC,
  Public Improvement, Series A         4.250%   2/1/19   Aaa/AAA    2,000,000   2,018,360
Minnesota State                        5.500%   6/1/18   Aa1/AAA    2,000,000   2,105,720
Missouri State, Fourth State
  Building, Series A                   4.125%  10/1/19   Aaa/AAA    2,000,000   2,005,120
Montgomery County, MD, Public
  Improvement, Series A                4.000%   5/1/21   Aaa/AAA    2,450,000   2,411,927
Salt Lake City, UT, School
  District, School Board
  Guaranty, Series A                   4.500%   3/1/20    Aaa/NR    2,240,000   2,281,104
South Carolina State,
  Highway, Series B                    5.000%   4/1/19   Aaa/AA+    1,000,000   1,050,510
Virginia State, Series B               4.250%   6/1/26   Aaa/AAA    1,500,000   1,487,235
Washington State, Series E             5.000%   7/1/22    Aa1/AA    2,000,000   2,007,400
Washington, MD, Suburban
  Sanitation District                  4.250%   6/1/26   Aaa/AAA    2,500,000   2,478,725
                                                                              -----------
                                                                               54,096,682
                                                                              -----------
OTHER REVENUE - 6.32%
Gwinnett County, GA, Water &
  Sewer Authority, Series B            4.750%   8/1/21   Aaa/AAA    2,000,000   2,069,480
Texas, Water Development
  Board Revenue, State
  Revolving Fund - SR Lien,
  Series A                             4.750%  7/15/20   Aaa/AAA    3,000,000   3,029,970
                                                                              -----------
                                                                                5,099,450
                                                                              -----------
PREREFUNDED ISSUES - 23.96%
Arlington County, VA, 10/1/08
  @ 101, State Aid Withholding         5.000%  10/1/14   Aaa/AAA      920,000     949,054
Charlotte, NC, Water & Sewer
  System Revenue, 6/1/09 @ 101         5.250%   6/1/24   Aa1/AAA    1,600,000   1,669,376
Chesterfield Country, VA,
  1/15/10 @ 100                        5.625%  1/15/14   Aaa/AAA    1,350,000   1,421,050
Florida State, Board of
  Education, Public Education
  Capital Outlay, Series A,
  6/1/10 @ 101                         5.125%   6/1/21   Aaa/AAA    1,000,000   1,051,330
Georgia State, Series D,
  Unrefunded Balance, 10/1/10
  @ 100                                5.000%  10/1/17   Aaa/AAA      390,000     407,012
Guilford County, NC, Series
  B, 10/1/10 @ 102                     5.250%  10/1/16   Aa1/AAA    3,000,000   3,207,690
Gwinnett County, GA, Water &
  Sewer Authority, 8/1/12 @
  100                                  5.250%   8/1/24   Aaa/AAA    1,500,000   1,610,505
Missouri State, Fourth State
  Building, Series A, 6/1/08
  @ 100                                5.000%   6/1/23   Aaa/AAA    2,000,000   2,035,120
North Carolina State, Public
  School Building, 4/1/09 @
  102                                  4.600%   4/1/17   Aaa/AAA    5,000,000   5,186,600
South Carolina State, State
  Institutional, Series A,
  3/1/10 @ 101, State Aid
  Withholding                          5.300%   3/1/17   Aaa/AA+    1,700,000   1,791,919
                                                                              -----------
                                                                               19,329,656
                                                                              -----------
   TOTAL MUNICIPAL BONDS
       (COST $76,223,180)                                                      78,525,788
                                                                              -----------
REPURCHASE AGREEMENTS - 1.85%
   JPMORGAN CHASE BANK, N.A.
          Dated 01/31/07,
            4.750%, principal
            and interest in
            the amount of
            $1,492,197
          due 02/01/07,
            collaterized by
            US Treasury
            Strips, par value
            of $1,492,000
          due 08/15/09 with a
            value of
            $1,526,436 (Cost
            $1,492,000)                                                         1,492,000
                                                                              -----------
TOTAL INVESTMENTS - 99.17%
       (COST $77,715,180) *                                                    80,017,788
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.83%                                                             669,594
                                                                              -----------
NET ASSETS - 100.00%                                                          $80,687,382
                                                                              ===========

--------
1   Moody's Municipal Bond Ratings:
       Aaa  Judged to be of the best quality.
       Aa   Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
S&P Municipal Bond Ratings:
       AAA  Of the highest quality.
       AA   The second strongest capacity for payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
       NR   Not rated.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation (depreciation) on a tax basis consists of:

       Gross Unrealized Appreciation               $2,402,467
       Gross Unrealized Depreciation                  (99,859)
                                                   ----------
       Net Unrealized Appreciation (Depreciation)  $2,302,608
                                                   ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGED MUNICIPAL FUND, INC.

By:   /s/ R. Alan Medaugh
      --------------------------
      R. Alan Medaugh, President

Date: 3/21/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Alan Medaugh
      ------------------------------
      R. Alan Medaugh, President

Date: 3/21/07


By:   /s/ Stephen V. Killorin
      ------------------------------
      Stephen V. Killorin, Treasurer

Date: 3/21/07